UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Air Freight & Logistics — 2.8%
C.H. Robinson Worldwide, Inc.	9,968	$584,424

		$584,424

Airlines — 2.6%
United Continental Holdings, Inc.(1)	13,568	$532,544

		$532,544

Automobiles — 2.1%
Volkswagen AG, PFC Shares	1,625	$430,604

		$430,604

Biotechnology — 9.5%
Amgen, Inc.	4,229	$482,444
Biogen Idec, Inc.(1)	2,182	634,897
Gilead Sciences, Inc.(1)	11,210	838,620

		$1,955,961

Building Products — 2.5%
Armstrong World Industries, Inc.(1)	9,877	$525,456

		$525,456

Chemicals — 3.2%
Ecolab, Inc.	3,441	$368,772
Monsanto Co.	2,529	286,612

		$655,384

Commercial Banks — 2.0%
Regions Financial Corp.	41,683	$405,576

		$405,576

Communications Equipment — 5.2%
F5 Networks, Inc.(1)	5,564	$457,695
QUALCOMM, Inc.	8,429	620,206

		$1,077,901

Computers & Peripherals — 9.5%
Apple, Inc.	1,940	$1,078,776
EMC Corp.	20,491	488,710
NCR Corp.(1)	11,137	389,238

		$1,956,724

Diversified Financial Services — 4.2%
Citigroup, Inc.	16,390	$867,359

		$867,359

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	4,196	$526,304

		$526,304

Security	Shares	Value
Food Products — 2.9%
Mondelez International, Inc., Class A	17,929	$601,159

		$601,159

Health Care Equipment & Supplies — 2.8%
Medtronic, Inc.	10,079	$577,728

		$577,728

Internet & Catalog Retail — 7.0%
Amazon.com, Inc.(1)	1,956	$769,921
priceline.com, Inc.(1)	562	670,089

		$1,440,010

Internet Software & Services — 7.3%
Facebook, Inc., Class A(1)	13,901	$653,486
Google, Inc., Class A(1)	813	861,447

		$1,514,933

Leisure Equipment & Products — 2.0%
Brunswick Corp.	9,088	$415,322

		$415,322

Machinery — 6.7%
Caterpillar, Inc.	5,236	$442,966
Donaldson Co., Inc.	12,254	511,359
Wabtec Corp.	6,184	426,696

		$1,381,021

Media — 1.9%
Walt Disney Co. (The)	5,534	$390,368

		$390,368

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	1,856	$306,240
Occidental Petroleum Corp.	2,772	263,229

		$569,469

Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	6,464	$484,541

		$484,541

Pharmaceuticals — 4.5%
Perrigo Co.	3,285	$512,098
Roche Holding AG ADR	5,874	411,474

		$923,572

Semiconductors & Semiconductor Equipment — 2.4%
Avago Technologies, Ltd.	11,061	$494,759

		$494,759

Software — 2.8%
VMware, Inc., Class A(1)	7,120	$574,086

		$574,086

Specialty Retail — 6.0%
AutoNation, Inc.(1)	16,583	$813,230
Staples, Inc.	27,615	428,861

		$1,242,091

Total Common Stocks (identified cost $16,433,767)		$20,127,296

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$558	$558,204

Total Short-Term Investments (identified cost $558,204)		$558,204

Total Investments — 100.3% (identified cost $16,991,971)		$20,685,500

Other Assets, Less Liabilities — (0.3)%		$(62,571)

Net Assets — 100.0%		$20,622,929

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $527.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,995,810

Gross unrealized appreciation	$3,845,079
Gross unrealized depreciation	(155,389)

Net unrealized appreciation	$3,689,690

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,487,791	$430,604		$—	$3,918,395
Consumer Staples	1,612,004	—		—	1,612,004
Energy	569,469	—		—	569,469
Financials	1,272,935	—		—	1,272,935
Health Care	3,457,261	—		—	3,457,261
Industrials	3,023,445	—		—	3,023,445
Information Technology	5,618,403	—		—	5,618,403
Materials	655,384	—		—	655,384
Total Common Stocks	$19,696,692	$430,604	*	$—	$20,127,296
Short-Term Investments	$—	$558,204		$—	$558,204
Total Investments	$19,696,692	$988,808		$—	$20,685,500

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Focused Value Opportunities Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 5.9%
Boeing Co. (The)	9,220	$1,237,785

		$1,237,785

Airlines — 3.0%
United Continental Holdings, Inc.(1)	16,314	$640,325

		$640,325

Capital Markets — 7.5%
Blackstone Group L.P. (The)	24,900	$711,642
Morgan Stanley	27,840	871,392

		$1,583,034

Chemicals — 3.4%
LyondellBasell Industries NV, Class A	9,258	$714,533

		$714,533

Commercial Banks — 4.3%
Wells Fargo & Co.	20,743	$913,107

		$913,107

Communications Equipment — 2.1%
QUALCOMM, Inc.	6,102	$448,985

		$448,985

Computers & Peripherals — 5.3%
Apple, Inc.	1,056	$587,210
NCR Corp.(1)	14,913	521,209

		$1,108,419

Diversified Financial Services — 9.2%
Citigroup, Inc.	18,522	$980,184
JPMorgan Chase & Co.	16,563	947,735

		$1,927,919

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	15,021	$528,889

		$528,889

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	9,465	$633,776

		$633,776

Food Products — 2.9%
Nestle SA ADR	8,243	$602,646

		$602,646

Health Care Equipment & Supplies — 2.9%
Covidien PLC	8,958	$611,473

		$611,473

Insurance — 7.9%
ACE, Ltd.	8,120	$834,573
MetLife, Inc.	15,746	821,784

		$1,656,357

1

Security	Shares	Value
Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	6,706	$676,300

		$676,300

Media — 2.6%
Time Warner, Inc.	8,278	$543,947

		$543,947

Multi-Utilities — 4.1%
Sempra Energy	9,637	$852,296

		$852,296

Multiline Retail — 5.7%
Dollar General Corp.(1)	9,059	$515,820
Macy’s, Inc.	12,681	675,390

		$1,191,210

Oil, Gas & Consumable Fuels — 15.9%
Chevron Corp.	6,194	$758,393
EOG Resources, Inc.	3,742	617,430
Marathon Oil Corp.	20,165	726,747
Occidental Petroleum Corp.	5,987	568,526
Phillips 66	9,479	659,833

		$3,330,929

Pharmaceuticals — 5.7%
Pfizer, Inc.	21,759	$690,413
Roche Holding AG PC	1,828	509,875

		$1,200,288

Road & Rail — 2.7%
Union Pacific Corp.	3,543	$574,108

		$574,108

Total Common Stocks (identified cost $17,044,597)		$20,976,326

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$44	$44,473

Total Short-Term Investments (identified cost $44,473)		$44,473

Total Investments — 100.0% (identified cost $17,089,070)		$21,020,799

Other Assets, Less Liabilities — (0.0)%(3)		$(7,371)

Net Assets — 100.0%		$21,013,428

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $273.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,105,171

Gross unrealized appreciation	$3,924,480
Gross unrealized depreciation	(8,852)

Net unrealized appreciation	$3,915,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,735,157	$—		$—	$1,735,157
Consumer Staples	1,236,422	—		—	1,236,422
Energy	3,330,929	—		—	3,330,929
Financials	6,080,417	—		—	6,080,417
Health Care	1,978,186	509,875		—	2,488,061
Industrials	2,452,218	—		—	2,452,218
Information Technology	1,557,404	—		—	1,557,404
Materials	714,533	—		—	714,533
Telecommunication Services	528,889	—		—	528,889
Utilities	852,296	—		—	852,296
Total Common Stocks	$20,466,451	$509,875	*	$—	$20,976,326
Short-Term Investments	$—	$44,473		$—	$44,473
Total Investments	$20,466,451	$554,348		$—	$21,020,799

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Global Natural Resources Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.9%

Security	Shares	Value
Energy — 65.5%
Energy Equipment & Services — 13.7%
Baker Hughes, Inc.	2,800	$159,488
Cameron International Corp.(1)	2,800	155,092
Halliburton Co.	1,466	77,229
Noble Corp. PLC	3,500	133,420
Schlumberger, Ltd.	1,000	88,420
Superior Energy Services, Inc.(1)	2,000	50,960
Trican Well Service, Ltd.	5,100	60,669

		$725,278

Oil, Gas & Consumable Fuels — 51.8%
Anadarko Petroleum Corp.	1,000	$88,820
Apache Corp.	500	45,745
ARC Resources, Ltd.	3,600	96,933
Cameco Corp.	5,800	118,997
Canadian Natural Resources, Ltd.	2,600	85,643
Chevron Corp.	1,400	171,416
Cimarex Energy Co.	1,500	141,870
Continental Resources, Inc.(1)	1,400	150,514
Crew Energy, Inc.(1)	30,778	165,976
Devon Energy Corp.	900	54,558
Encana Corp.	4,917	94,402
ENI SpA	7,900	189,097
EOG Resources, Inc.	900	148,500
Exxon Mobil Corp.	1,300	121,524
Imperial Oil, Ltd.	2,100	90,538
Kelt Exploration, Ltd.(1)	1,700	14,607
Occidental Petroleum Corp.	1,000	94,960
Painted Pony Petroleum, Ltd.(1)	11,012	66,639
Peabody Energy Corp.	1,500	27,300
Peyto Exploration & Development Corp.	1,800	53,633
Royal Dutch Shell PLC ADR, Class A	1,100	73,370
Suncor Energy, Inc.	5,800	201,585
Surge Energy, Inc.	9,272	55,149
Tourmaline Oil Corp.(1)	3,200	126,488
Tullow Oil PLC	2,000	28,402
Valero Energy Corp.	1,100	50,292
Whitecap Resources, Inc.	3,300	39,785
Whiting Petroleum Corp.(1)	2,200	132,880

		$2,729,623

		$3,454,901

Materials — 25.4%
Chemicals — 6.0%
Ecolab, Inc.	1,100	$117,887
LyondellBasell Industries NV, Class A	1,400	108,052
Monsanto Co.	800	90,664

		$316,603

Containers & Packaging — 1.6%
Rock-Tenn Co., Class A	900	$84,978

		$84,978

1

Security	Shares	Value
Metals & Mining — 13.8%
Agnico-Eagle Mines, Ltd.	1,300	$35,835
BHP Billiton PLC	3,100	94,047
Capstone Mining Corp.(1)	31,900	81,660
First Quantum Minerals, Ltd.	2,736	45,654
Freeport-McMoRan Copper & Gold, Inc.	3,800	131,822
Goldcorp, Inc.	1,300	29,180
Iluka Resources, Ltd.	3,100	24,711
Lundin Mining Corp.(1)	9,000	37,015
Molycorp, Inc.(1)	1,819	8,695
Randgold Resources, Ltd. ADR	500	35,375
Regis Resources, Ltd.	11,300	30,852
Rio Tinto PLC	2,300	122,143
Teck Resources, Ltd., Class B	2,000	48,468

		$725,457

Paper & Forest Products — 4.0%
Canfor Corp.(1)	6,000	$132,135
West Fraser Timber Co., Ltd.	900	79,501

		$211,636

		$1,338,674

Total Common Stocks (identified cost $4,669,693)		$4,793,575

Short-Term Investments — 7.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$385	$384,765

Total Short-Term Investments (identified cost $384,765)		$384,765

Total Investments — 98.2% (identified cost $5,054,458)		$5,178,340

Other Assets, Less Liabilities — 1.8%		$92,811

Net Assets — 100.0%		$5,271,151

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2013 was $295.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	48.9%	$2,578,379
Canada	33.4	1,760,492
United Kingdom	9.2	486,757
Italy	3.6	189,097
Netherlands	2.0	108,052
Australia	1.1	55,563

Total Investments	98.2%	$5,178,340

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,054,432

Gross unrealized appreciation	$435,849
Gross unrealized depreciation	(311,941)

Net unrealized appreciation	$123,908

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$3,237,402	$217,499		$—	$3,454,901
Materials	1,066,921	271,753		—	1,338,674
Total Common Stocks	$4,304,323	$489,252	*	$—	$4,793,575
Short-Term Investments	$—	$384,765		$—	$384,765
Total Investments	$4,304,323	$874,017		$—	$5,178,340

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014